Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2018
Long-term Debt [Abstract]
Long-term Debt
	December 31, 2017	June 30, 2018
Secured Credit Facilities - Drybulk Segment	$-	$80,027
Secured Credit Facilities - Tanker Segment	-	121,165
Secured Credit Facilities - Gas Carrier Segment	147,716	141,627
Secured financing arrangements - Drybulk Segment	-	95,109
Less: Deferred financing costs	(2,378)	(4,593)
Total debt	145,338	433,335
Less: Current portion	(11,635)	(36,489)
Long-term portion	$133,703	$396,846

Principal Payments
Due through June 30, 2019	$37,588
Due through June 30, 2020	49,088
Due through June 30, 2021	35,088
Due through June 30, 2022	35,088
Due through June 30, 2023	100,534
Thereafter	180,542
Total principal payments	437,928
Less: Financing fees	(4,593)
Total debt	$433,335